Taxation - Movement in the deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018	Jan. 01, 2017
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	[1]	$ 10,457	$ 14,689
Exchange differences		16,878	295
Adjustment of opening net book amount for the application of IAS 29			(208,178)		$ (657)
Deferred income tax liabilities, ending balance		168,171	10,457	[1]
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	[1]	30,808	25,043
Others		(970)	0
Tax (charge) relating to cash flow hedge (i)		11,322	(8,715)
Exchange differences		16,878	295
Deferred income tax assets, ending balance		16,191	30,808	[1]
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		97,832	103,972
Charged/(credited) to the statement of income		25,099	611
Exchange differences		(35,531)	(6,751)
Effect of adoption of fair value valuation for farmlands		139,223
Deferred income tax liabilities, ending balance		290,831	97,832
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		25,099	611
Exchange differences		(35,531)	(6,751)
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		28,969	19,028
Exchange differences		18,653	6,456
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		118,183	114,326
Charged/(credited) to the statement of income		28,969	19,028
Others		(970)
Exchange differences		18,653	6,456
Deferred income tax assets, ending balance		138,851	118,183
IAS 29
Changes in deferred tax liability [abstract]
Adjustment of opening net book amount for the application of IAS 29					(252,588)
IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Adjustment of opening net book amount for the application of IAS 29					64,208	$ 0
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		2,003	(705)
Exchange differences		526	(757)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		2,483	2,431
Charged/(credited) to the statement of income		2,003	(705)
Others		0
Tax (charge) relating to cash flow hedge (i)		0	0
Exchange differences		526	(757)
Deferred income tax assets, ending balance		3,960	2,483
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		(10,798)	11,907
Exchange differences		16,421	4,193
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		96,117	97,118
Charged/(credited) to the statement of income		(10,798)	11,907
Others		0
Tax (charge) relating to cash flow hedge (i)		11,322	(8,715)
Exchange differences		16,421	4,193
Deferred income tax assets, ending balance		80,220	96,117
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		(379)	41
Exchange differences		0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		5,681	5,640
Charged/(credited) to the statement of income		(379)	41
Others		0
Tax (charge) relating to cash flow hedge (i)		0	0
Exchange differences		0
Deferred income tax assets, ending balance		5,302	5,681
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		4,572	0
Exchange differences		(22)	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		0	0
Charged/(credited) to the statement of income		4,572	0
Others		0
Tax (charge) relating to cash flow hedge (i)		0	0
Exchange differences		(22)	0
Deferred income tax assets, ending balance		4,594	0
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		33,571	7,785
Exchange differences		1,728	3,020
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		13,902	9,137
Charged/(credited) to the statement of income		33,571	7,785
Others		(970)
Tax (charge) relating to cash flow hedge (i)		0	0
Exchange differences		1,728	3,020
Deferred income tax assets, ending balance		44,775	13,902
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		65,806	58,832
Charged/(credited) to the statement of income		31,237	11,411
Exchange differences		(29,040)	(4,437)
Effect of adoption of fair value valuation for farmlands		139,223
Deferred income tax liabilities, ending balance		270,583	65,806
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		31,237	11,411
Exchange differences		(29,040)	(4,437)
Property, plant and equipment | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Adjustment of opening net book amount for the application of IAS 29					63,357
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		12,629
Deferred income tax liabilities, ending balance		11,954	12,629
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance			13,543
Charged/(credited) to the statement of income		2,730	1,076
Exchange differences		(3,405)	(1,990)
Effect of adoption of fair value valuation for farmlands		0
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		2,730	1,076
Exchange differences		(3,405)	(1,990)
Investment property | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Adjustment of opening net book amount for the application of IAS 29					0
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		16,772	14,122
Charged/(credited) to the statement of income		(10,438)	3,707
Exchange differences		(3,032)	(1,057)
Effect of adoption of fair value valuation for farmlands		0
Deferred income tax liabilities, ending balance		3,466	16,772
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		(10,438)	3,707
Exchange differences		(3,032)	(1,057)
Biological assets | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Adjustment of opening net book amount for the application of IAS 29					164
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		2,625	17,475
Charged/(credited) to the statement of income		1,570	(15,583)
Exchange differences		(54)	733
Effect of adoption of fair value valuation for farmlands		0
Deferred income tax liabilities, ending balance		4,828	2,625
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		1,570	(15,583)
Exchange differences		$ (54)	$ 733
Others | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Adjustment of opening net book amount for the application of IAS 29					$ 687

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.